Goodwill and Intangible Assets, Net - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)
Disclosure of detailed information about intangible assets [line items]
Amortization of intangible assets of definite useful life recognized within operating costs and expenses	$ 2,051	$ 2,037		$ 1,950
Amount of net book value in excess of net present value of projected cash flows		$ 1,920	$ 98
Funding cost percentage	7.30%	6.10%	6.10%	6.20%
Risk free rate	2.90%	2.80%	2.80%	2.70%
Increase in pre-tax discount rate	1.00%
Decrease in long-term growth rate	(1.00%)
Weighted average Operating EBITDA multiple	11.1	9.0	9.0	9.0
Lowest multiple	6.7	6.5	6.5	5.9
Highest multiple	14.9	18.9	18.9	18.3
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Decrease in discount rates with goodwill	0.010
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Decrease in discount rates with goodwill	0.003
United States [member]
Disclosure of detailed information about intangible assets [line items]
Percentage of goodwill allocated	78.00%	78.00%	78.00%
Percentage of increases in ready-mix concrete volumes				1.00%
Percentage of increases in ready-mix concrete prices	2.00%	1.00%	1.00%	1.00%
Percentage of decreases in ready-mix concrete volumes		1.00%	1.00%